Capital structure and financial items - Financial risks - Cash and cash equivalents and financial reserves (Details) kr in Millions	Dec. 31, 2022 DKK (kr)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 DKK (kr)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 DKK (kr)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 DKK (kr)
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash and cash equivalents	kr 12,653		kr 10,719		kr 12,226		kr 15,411
Marketable securities	10,921		6,765		0
Undrawn committed credit facility	11,527		11,526		11,531
Undrawn bridge facility	0		0		5,577
Borrowings	(480)		(12,861)		(576)
Financial reserves	kr 34,621		kr 16,149		28,758
Bridge facility					kr 5,577	€ 750,000,000
Drawn bridge facility | €						1,500,000,000
EUR Undrawn committed credit facility
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Maximum borrowing capacity | €		€ 1,550,000,000		€ 1,550,000,000		€ 1,550,000,000